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
                                          AIM Floating Rate Fund
[AIM INVESTMENTS LOGO APPEARS HERE]       11 Greenway Plaza, Suite 100
  --Registered Trademark--                Houston, Texas 77046-1173
                                          1-800-959-4246

                            REPURCHASE OFFER NOTICE

October 29, 2004

Dear AIM Floating Rate Fund Shareholder:

     Your fund's fourth quarter offer to repurchase a portion of its outstanding shares will begin on October 29, 2004. If you are not interested in selling any of your shares at this time, you do not need to do anything. The fund holds repurchase offers quarterly and we will contact you again next quarter to remind you of the next repurchase offer period.

     We extend this quarterly repurchase offer to provide liquidity to shareholders because shares of your fund are not redeemable daily for cash and are not traded on a stock exchange. You can sell fund shares only during one of the fund's scheduled quarterly repurchase offer periods, so we would like to make you aware of the deadlines and procedures should you wish to do so. NOTE THAT EARLY WITHDRAWAL OF SHARES FROM THIS FUND MAY RESULT IN A SALES CHARGE; consult your financial representative for more information. Please remember that you are not obligated to do anything with your shares at this time.

     The repurchase offer period begins on October 29, 2004, and ends on November 19, 2004. If you wish to sell any of your fund shares during this tender period, refer to your account statement to determine how your shares are registered:

          1. If your shares are held in your own name, complete the attached Repurchase Request Form and return it to AIM Investment Services, Inc., the fund's Transfer Agent, by the close of the New York Stock Exchange (normally 4:00 P.M. ET) on November 19, 2004. The fund currently does not charge a processing fee for handling repurchase requests.

          2. IF YOUR SHARES ARE HELD FOR YOU BY YOUR BROKER-DEALER, OR FOR YOUR RETIREMENT PLAN BY YOUR RETIREMENT PLAN TRUSTEE, YOU WILL NEED TO ASK YOUR BROKER-DEALER OR RETIREMENT PLAN TRUSTEE TO SUBMIT THE REPURCHASE REQUEST FOR YOU. Your financial advisor or broker may charge a transaction fee for that service. Please refer to your fund Prospectus and the enclosed Repurchase Offer Terms and Repurchase Request Form for more details.

     You may, of course, elect to keep your AIM Floating Rate Fund shares at this time, in which case you may disregard this notice and the attached forms. However, should you currently wish to sell any of your shares, remember that all requests must be received in good order by AIM Investment Services, Inc., the fund's Transfer Agent, at its office in Texas by the close of the New York Stock Exchange (normally 4:00 P.M. ET) on November 19, 2004, the Repurchase Request Deadline.

     The next repurchase offer will be held January 28, 2005 through February 18, 2005.

     If you have questions, please call your financial advisor or the Transfer Agent at 1-800-959-4246.

Sincerely,
AIM Investment Services, Inc.
Transfer Agent

[AIM INVESTMENTS LOGO APPEARS HERE] --Registered Trademark--

                             AIM FLOATING RATE FUND

                             REPURCHASE OFFER TERMS

                                OCTOBER 29, 2004

     1. THE OFFER. AIM Floating Rate Fund (the "Fund") is offering to repurchase for cash up to fifteen percent (15%) of the aggregate of its issued and outstanding Class B and Class C shares of beneficial interest ("Shares") at a price equal to the respective net asset value ("NAV" or "Net Asset Value") as of the close of the New York Stock Exchange on the Repurchase Pricing Date (defined below) upon the terms and conditions set forth in this Offer, the Repurchase Offer Notice, the Fund's Prospectus, and the related Repurchase Request Form. Together those documents constitute the "Repurchase Offer". The purpose of the Repurchase Offer is to provide liquidity to shareholders of the Fund. The offer is not conditioned upon the tender for repurchase of any minimum number of Shares. All classes of Shares are considered to be a single class for the purposes of allocating repurchases under this Repurchase Offer.

     2. REPURCHASE REQUEST DEADLINE. All tenders of Shares for repurchase must be received in proper form by AIM Investment Services, Inc., the Fund's Transfer Agent, at its office in Texas or by its designated agents on or before the close of the New York Stock Exchange (normally the Exchange closes at 4:00 P.M., Eastern Time, but may close earlier on certain days) on November 19, 2004. Repurchase Requests submitted to the Transfer Agent must be sent to the addresses or phone numbers specified in this Repurchase Offer.

     3. REPURCHASE PRICING DATE. The Net Asset Values of Class B and Class C Shares for repurchases must be determined no later than December 3, 2004. However, the Fund intends to determine those Net Asset Values on November 19, 2004 (the Repurchase Request Deadline), if doing so is not likely to result in significant dilution of the prices of the Shares, or as soon as such determination can be made after that date. If the Fund chooses a Repurchase Pricing Date later than the Repurchase Request Deadline, there is a risk that the Fund's Net Asset Values per share may fluctuate between those dates.

     4. NET ASSET VALUES. On October 18, 2004, the Net Asset Value per share of the Fund's Class B shares was $8.98 and the Net Asset Value per share of the Fund's Class C shares was $8.96. You must determine whether to tender Shares prior to the Repurchase Request Deadline, but the Net Asset Values at which the Fund will repurchase Shares will not be calculated until the Repurchase Pricing Date. The Net Asset Values may fluctuate between the date you submit your Repurchase Request and the Repurchase Request Deadline (and the Repurchase Pricing Date, if different.) The Net Asset Values on the Repurchase Request Deadline and the Repurchase Pricing Date could be higher or lower than on the date you submit a Repurchase Request. Please call AIM Investment Services, Inc. at 1-800-959-4246 for the Fund's current Net Asset Values.

     5. PAYMENT FOR SHARES REPURCHASED. Payment for all Shares repurchased pursuant to this Repurchase Offer will be made not later than 7 days after the Repurchase Pricing Date.

     6. INCREASE IN NUMBER OF SHARES REPURCHASED; PRO RATA REPURCHASES. If shareholders tender for repurchase more Shares than the number of Shares that the Fund is offering to repurchase, the Fund may (but is not obligated to) increase the number of Shares that the Fund is offering to purchase by up to two percent (2%) of the number of Shares outstanding on the Repurchase Request Deadline. The Fund may increase the number of Shares to be repurchased or the Fund may decide not to do so. In either case, if the number of Shares tendered for repurchase exceeds the number of Shares which the Fund is offering to repurchase, the Fund will repurchase tendered shares on a pro rata basis. The Fund may, in its discretion, accept all Shares tendered by shareholders who own less than 100 shares and tender all their Shares for repurchase in this Repurchase Offer, before prorating the Shares tendered by other shareholders. There can be no assurance that the Fund will be able to repurchase all the Shares that you tender even if you tender all the Shares that you own.

In the event of an oversubscribed Repurchase Offer, you may be unable to liquidate some or all of your investment at Net Asset Value. You may have to wait until a subsequent repurchase offer to tender shares that the Fund was unable to repurchase, and you would be subject to the risk of Net Asset Value fluctuations during that time.

     7. WITHDRAWAL OF TENDER OF SHARES FOR REPURCHASE. Shares tendered pursuant to the Repurchase Offer may be withdrawn or you may change the number of Shares tendered for Repurchase at any time prior to the close of the New York Stock Exchange (normally the Exchange closes at 4:00 P.M., Eastern Time, but may close earlier on certain days) on November 19, 2004 (the Repurchase Request Deadline). You must send a written notice to the Transfer Agent at one of the addresses specified in this Repurchase Offer, and the Transfer Agent must receive it before the Repurchase Request Deadline.

     8. SUSPENSION OR POSTPONEMENT OF REPURCHASE OFFER. The Board of Trustees of the Fund may suspend or postpone this Repurchase Offer only by a majority vote of the Trustees (including a majority of the disinterested Trustees) and only:

          (A) for any period during which the New York Stock Exchange or any market in which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted;

          (B) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or

          (C) for such other periods as the Securities and Exchange Commission ("SEC") may by order permit for the protection of shareholders of the Fund; or

          (D) if the Repurchase Offer would cause the Fund to lose its status as a regulated investment company under Subchapter M of the Internal Revenue Code.

     9. TAX CONSEQUENCES. Shareholders should consult their tax advisers regarding the specific tax consequences, including state and local tax consequences, of a repurchase of their Shares. Special tax rules apply to shares repurchased from retirement plan accounts. A repurchase of Shares pursuant to the Repurchase Offer (including an exchange for shares of another AIM fund) will be treated as a taxable sale or exchange of the Shares if the tender (i) completely terminates the shareholder's interest in the Fund, (ii) is treated under the Internal Revenue Code as a distribution that is "substantially disproportionate" with respect to the shareholder or (iii) is treated under the Internal Revenue Code as a distribution that is "not essentially equivalent to a dividend." A "substantially disproportionate" distribution generally requires a reduction of at least 20% in the shareholder's proportionate interest in the Fund after all Shares are tendered. A distribution "not essentially equivalent to a dividend" requires that there be a "meaningful reduction" in the shareholder's interest, which should be the case if the shareholder has a minimal interest in the Fund, exercises no control over Fund affairs and suffers a reduction in his or her proportionate interest. The Fund intends to take the position that tendering shareholders will qualify for sale or exchange treatment. If the transaction is so treated, any recognized gain or loss will be treated as a capital gain or loss by shareholders who hold their Shares as a capital asset and as a long-term capital gain or loss if such Shares have been held for more than twelve months. If the transaction is not treated as a sale or exchange for tax purposes, the amount received upon a repurchase of Shares will consist in whole or in part of ordinary dividend income, a return of capital or capital gain, depending on the Fund's earnings and profits for its taxable year and the shareholder's basis in the Shares. In addition, if any amounts received are treated as a dividend to tendering shareholders, a constructive dividend may be received by non-tendering shareholders whose proportionate interest in the Fund has been increased as a result of the tender.

     10. EARLY WITHDRAWAL CHARGES. The Fund does not currently charge a special handling or processing fee for repurchases. However, if you tender for repurchase Class B and Class C Shares that are subject to Early Withdrawal Charges as described in the Fund's Prospectus, and if those Shares are repurchased by the Fund, the applicable Early Withdrawal Charge will be deducted from the proceeds of the repurchase of your shares. If you ask that a specific number of shares be repurchased and those shares are repurchased, the applicable sales charge will be deducted from the repurchase proceeds. If you ask the Fund to repurchase a sufficient number of shares to provide you with proceeds of a specific dollar amount, and if some or all of those shares are subject to Early Withdrawal Charges, then (assuming your request is not subject to pro-ration) the Fund will repurchase a sufficient number of shares to pay the net proceeds you have requested and enough additional shares to pay the applicable Early Withdrawal Charge. If you claim entitlement to a waiver or reduction of Early Withdrawal Charges based upon the terms of the Fund's current Prospectus, you must identify the basis of that entitlement to the Transfer Agent in written instructions submitted as part of your Repurchase Request Form.

     11. CERTAIN CIVIL PROCEEDINGS AND LAWSUITS.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

     On October 8, 2004, AMVESCAP PLC ("AMVESCAP"), the parent company of INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to certain AIM Funds, and A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, announced that final settlements had been reached with the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG"), the Colorado Attorney General ("COAG") and the Secretary of State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. A final settlement also has been reached with the Colorado Division of Securities ("CODS") with respect to this matter. In their enforcement actions and investigations, these regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that IFG and AIM had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG, AIM and A I M Distributors, Inc. ("ADI"), the distributor of the retail AIM Funds and a wholly owned subsidiary of AIM, breached various Federal and state securities, business and consumer protection laws. Under the terms of the settlements, IFG, AIM and ADI consent to the entry of settlement orders or assurances of discontinuance, as applicable, by the regulators containing certain terms, some of which are described below, without admitting or denying any wrongdoing.

     Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of the $325 million total payment, half will be paid on or before December 31, 2004 and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties. The entire $50 million payment by AIM and ADI will be paid by November 7, 2004.

     The entire $325 million IFG settlement payment will be available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant to be appointed under the settlements. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC.

     Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees. IFG will also pay $1.5 million to the COAG to be used for investor education purposes and to reimburse the COAG for actual costs. Finally, IFG and AIM will pay $175,000 to the Secretary of State of Georgia to be used for investor education purposes and to reimburse the Secretary of State for actual costs.

     None of the costs of the settlements will be borne by the AIM Funds or by Fund shareholders. Under the terms of the settlements, AIM will make certain governance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant, a corporate ombudsman and, as stated above, an independent distribution consultant. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party.

     In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties will include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

     On October 8, 2004, the SEC announced that it had settled a market timing enforcement action against Raymond R. Cunningham, the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG. As part of the settlement, the SEC ordered Mr. Cunningham to pay $1 in restitution and civil penalties in the amount of $500,000. In addition, the SEC prohibited Mr. Cunningham from associating with an investment advisor, broker, dealer or investment company for a period of two years and further prohibited him from serving as an officer or director of an investment advisor, broker, dealer or investment company for a period of five years.

     On August 31, 2004, the SEC announced that it had settled market timing enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG's sales department. As part of the settlements, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively, and prohibited Mr. Legoski from associating with a broker or dealer for a period of one year.

     As referenced by the SEC in the SEC's settlement order, one former officer of ADI and one current officer of AIM (who has taken a voluntary leave of absence) have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds. Any developments with regard to these individuals will be included in the Fund's statement of additional information. You may request a free copy of the Fund's statement of additional information, which is incorporated by reference into the Fund's prospectus (and therefore is legally a part of the prospectus), by mail (AIM Investment Services, Inc., P.O. Box 4739, Houston, TX 77210-4739), by telephone (800-347-4246) or via AIM's
Internet website (http://www.aiminvestments.com).

RESPONSE OF THE INDEPENDENT TRUSTEES

     The independent trustees of the AIM Funds have conducted, with the assistance of their own independent counsel, an investigation into the frequent trading arrangements and related issues raised by the regulators with respect to both IFG and AIM. The independent trustees also retained their own financial expert in this regard. Finally, the independent trustees created a special committee, consisting of four independent trustees, to oversee the investigation and to formulate recommendations for further board action. As part of the investigation by the independent trustees, their independent counsel reviewed the examination of IFG's and AIM's conduct by the outside counsel retained by AMVESCAP. The independent trustees are in the process of finalizing their conclusions in regards to these matters.

     At the direction of the trustees of the AIM Funds, AMVESCAP has agreed to pay all of the expenses incurred by such Funds related to the market timing investigations, including expenses incurred in connection with the regulatory complaints against IFG alleging market timing and the market timing investigations with respect to IFG and AIM.

ONGOING REGULATORY INQUIRIES CONCERNING IFG AND AIM

     The mutual fund industry as a whole is currently subject to regulatory inquiries related to a wide range of issues including, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of these issues. Additional regulatory inquiries related to these or other issues may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future. More detailed information concerning these regulatory inquires can be found in the Fund's statement of additional information and on AIM's Internet website under the heading "Regulatory Inquiries and Pending Litigation" (http://www.aiminvestments.com/litigationsummary.pdf).

PRIVATE CIVIL ACTIONS PENDING AGAINST IFG, AIM AND RELATED ENTITIES AND INDIVIDUALS

     A number of civil lawsuits related to market timing, late trading and related issues have been filed against (depending on the lawsuit) certain of the AIM Funds, IFG, AIM, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties. As described more fully in the Fund's statement of additional information and on AIM's Internet website under the heading "Regulatory Inquiries and Pending Litigation" (http://www.aiminvestments.com/litigationsummary.pdf), all such lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Other civil lawsuits have been filed against (depending on the lawsuit) IFG, AIM, ADI, certain related entities, certain of their current and former officers and/or certain of the AIM Funds and their trustees alleging the improper use of fair value pricing, excessive advisory and/or distribution fees, improper charging of distribution fees on closed funds or share classes and improper mutual fund sales practices and directed-brokerage arrangements. Additional civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. More detailed information concerning the lawsuits pending in the MDL Court, as well as all other civil lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived as of a recent date, including the parties to the lawsuits and summaries of the various allegations and remedies sought, can be found in the Fund's statement of additional information and on AIM's Internet website under the heading "Regulatory Inquiries and Pending Litigation" (http://www.aiminvestments.com/litigationsummary.pdf).

     As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

     12. PROPER FORM OF REPURCHASE REQUEST DOCUMENTS. All questions as to the validity, form, eligibility (including, for example, the time of receipt) and acceptance of repurchase requests will be determined by the Fund and its Transfer Agent, in their sole discretion, and that determination will be final and binding. The Fund reserves the right to reject any and all tenders of repurchase requests for Shares determined not to be in the proper form, or to refuse to accept for payment, purchase, exchange or pay for any Shares if, in the opinion of counsel to the Fund or the Transfer Agent, accepting, purchasing, exchanging, or paying for such Shares would be unlawful. The Fund also reserves the absolute right to waive any of the conditions of this Repurchase Offer or any defect in any tender of Shares, whether in general or with respect to any particular Shares or shareholder(s). The Fund's interpretations of the terms and conditions of this Repurchase Offer shall be final and binding. Unless waived, any defects or irregularities in connection with repurchase requests must be cured within the times as the Fund shall determine. Tenders of Shares will not be deemed to have been made until all defects or irregularities have been cured or waived.

     Neither the Fund, AIM Investment Services, Inc., AIM (the Fund's investment advisor) or A I M Distributors, Inc. (the Fund's distributor) nor any other person is or will be obligated to give notice of any defects or irregularities in repurchase requests tendered, nor shall any of them incur any liability for failure to give any such notice.

     Neither the Fund nor its Board of Trustees make any recommendation to any shareholder whether to tender or refrain from tendering Shares. Each shareholder must make an independent decision whether to tender Shares and, if so, how many Shares to tender.

     No person has been authorized to make any recommendation on behalf of the Fund whether shareholders should tender pursuant to this Repurchase Offer. No person has been authorized to give any information or to make any representations in connection with this Repurchase Offer other than those contained in this Repurchase Offer or in the Fund's Prospectus. If given or made, any such recommendations and such information must not be relied upon as having been authorized by the Fund, its investment advisor, distributor or Transfer Agent.

     For the Fund's current Net Asset Values per share and other information about this Repurchase Offer, or for a copy of the Fund's Prospectus, call AIM Investment Services, Inc. at 1-800-959-4246 or contact your financial advisor.

Dated: October 29, 2004

                                            [AIM INVESTMENTS LOGO APPEARS HERE]
AIM FLOATING RATE FUND REPURCHASE                 --Registered Trademark--
REQUEST FORM

Use this Repurchase Request Form only if your shares are registered in your name at AIM (please check your account statement). IF YOUR SHARES ARE HELD FOR YOU BY YOUR BROKER-DEALER, RETIREMENT PLAN TRUSTEE, OR OTHER FIDUCIARY, YOU MUST CONTACT THEM TO HAVE THEM SUBMIT A REPURCHASE REQUEST FORM ON YOUR BEHALF. IF YOUR SHARES ARE HELD IN AN AMVESCAP NATIONAL TRUST COMPANY (ANTC) RETIREMENT ACCOUNT, PLEASE COMPLETE AND SUBMIT THE APPROPRIATE DISTRIBUTION FORM IN ADDITION TO THIS REPURCHASE REQUEST FORM. PLEASE CONTACT YOUR BROKER-DEALER OR AIM INVESTMENT SERVICES, INC. TO OBTAIN THE ADDITIONAL FORM.

o To the AIM Floating Rate Fund: I/we hereby tender the AIM Floating Rate Fund shares designated below for repurchase at a price equal to their net asset value per share (NAV) on the Repurchase Pricing Date that applies to this quarterly Repurchase Offer. I/we understand that if any shares repurchased are subject to an Early Withdrawal Charge, that charge will be deducted from the proceeds of my repurchased shares.

PLEASE USE BLUE OR BLACK INK                              PLEASE PRINT CLEARLY IN BLOCK CAPITAL LETTERS
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1 ACCOUNT INFORMATION

AIM Account Number                                        Daytime Telephone Number

[ ][ ][ ][ ][ ][ ][ ][ ][ ]                               [ ][ ][ ]-[ ][ ][ ]-[ ][ ][ ][ ]

[ ] Class B shares  [ ] Class C shares

Names of Registered Shareholders (Please fill in exactly as listed on your account statement)
[ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ]
[ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ]

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2 SHARES TO BE TENDERED FOR REPURCHASE (Please fill in all applicable information.
                                               Please check only one box.)

[ ] PARTIAL TENDER OF SHARES            Please repurchase______________________shares from my account.
                                                           (number of shares)

[ ] FULL TENDER OF ALL SHARES           Please repurchase all shares from my account.

[ ] PARTIAL TENDER - DOLLAR AMOUNT      Please repurchase enough of my shares so that I will
                                        receive $______________________________________________________.
                                        (If an Early Withdrawal Charge applies, enough shares will be repurchased to provide the net proceeds requested.)

[ ] FULL EXCHANGE OPTION                Please repurchase all shares from my account and exchange like shares into the AIM _______________________ Fund,

[ ] PARTIAL EXCHANGE OPTION             Please repurchase _____________________  shares OR

                                        Please repurchase $_________ from my account and exchange like shares into the AIM _______________________ Fund,
                                        (By checking either one of the exchange options, you certify that you have already received a current prospectus of that
                                        Fund.)

[ ] I am entitled to a waiver of the Early Withdrawal Charge (state basis using categories identified in the Prospectus. You must provide this information with this request or the full
    Early Withdrawal Charge will be deducted):

    ---------------------------------------------------------------------------------------------------

    ---------------------------------------------------------------------------------------------------

IF YOU SELECTED EITHER ONE OF THE EXCHANGE OPTIONS, DO NOT COMPLETE SECTION 3. GO DIRECTLY TO
SECTION 4.

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3 PAYMENT AND DELIVERY INSTRUCTIONS

Unless you have elected to exchange your shares for shares of another AIM fund, a check for the proceeds of repurchased shares will be issued in the name of the registered shareholder(s) and mailed to the address of record on the account.
ALTERNATE PAYMENT METHODS REQUIRE YOUR SIGNATURE TO BE GUARANTEED. If alternate payment and/or delivery is required, please provide instructions below.

[ ] Please make the check payable to the registration and address of record.

[ ] Please make the check payable to:

Account Name
[ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ]

[ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ]

Street Address
[ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ]

City                                       State    Zip
[ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ]    [ ][ ]   [ ][ ][ ][ ][ ]-[ ][ ][ ][ ]


                                aiminvestments.com


FLR-FRM-1  REV 10/04

For payment directly to bank, please check one and provide a voided check:
[ ] wire to my bank*   [ ] Automatic Clearing House (ACH)**

Bank Name
[ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ]

Bank Address
[ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ]

City                                       State    Zip
[ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ]    [ ][ ]   [ ][ ][ ][ ][ ][ ][ ][ ][ ]

Bank ABA Number (for wire request)    Bank Account Number
[ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ]  [ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ]

Bank Phone Number                     [ ] Checking       [ ] Savings
[ ][ ][ ]-[ ][ ][ ]-[ ][ ][ ][ ]

Name (s) on Account
[ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ][ ]

 *Payment via wire includes a $5.25 wire fee.
**Payment via the ACH system will be transmitted to your bank 2 business days after the transaction occurs.

---------------------------------------------------------------------------------
4 CERTIFICATION AND SIGNATURE
Social Security Number or Taxpayer Identification Number
[ ][ ][ ][ ][ ][ ][ ][ ][ ]

Under penalty of perjury, I certify that

(1) the number set forth above is my correct Social Security Number or Taxpayer
Identification Number, and

(2) I am not subject to backup withholding either because (a) I am exempt from backup withholding, (b) I have not been notified by the Internal Revenue Service
("IRS") that I am subject to backup withholding as a result of failure to report all interest or dividends, or (c) the IRS has notified me that I am no longer subject to backup withholding.

You must strike out the language in (2) above if you have been notified that you are subject to backup withholding and you have not received a subsequent notice from the IRS that backup withholding has been terminated.

Signature(s) of Owner(s): PLEASE SIGN EXACTLY AS YOUR NAME APPEARS ON YOUR
ACCOUNT. ALL OWNERS OF JOINT ACCOUNTS MUST SIGN THIS FORM.

                                                  Date
Signature of Owner                                [ ][ ]/[ ][ ]/[ ][ ][ ][ ]
------------------------------------------------- Month   Day       Year

                                                  Date
Signature of Joint Owner                          [ ][ ]/[ ][ ]/[ ][ ][ ][ ]
------------------------------------------------- Month   Day       Year

Also provide your title and submit evidence of your authority in a form satisfactory to AIM Investment
Services, Inc. (AISI) if the shares are held in the name of a trustee, executor, guardian, corporation or other representative capacity.

--------------------------------------------------------------------------------------------------------------------------------
SIGNATURE GUARANTEE:                                   Each signature must be guaranteed by a bank, broker-dealer, savings and loan association, credit union, national securities exchange or any other
                                                       "eligible guarantor institution" as defined in rules adopted by the
                                                       Securities and Exchange Commission. Signatures may also be guaranteed with a medallion stamp of the STAMP program or the NYSE Medallion
(Please place signature guarantee stamp here)          Signature Program, provided that the amount of the transaction does not exceed the relevant surety coverage of the medallion.

                                                       A SIGNATURE GUARANTEE MAY NOT BE OBTAINED THROUGH A NOTARY PUBLIC.
--------------------------------------------------------------------------------------------------------------------------------

ALL SIGNATURES MUST BE GUARANTEED UNLESS ALL OF THE FOLLOWING CONDITIONS APPLY:
   o THIS REPURCHASE REQUEST FORM IS SIGNED BY ALL REGISTERED HOLDER(S) OF THE SHARES, AND

   o THERE IS NO CHANGE OF REGISTRATION FOR ANY SHARES YOU WILL CONTINUE TO HOLD, AND

   o THE PAYMENT IS TO BE SENT TO THE REGISTERED HOLDER(S) OF THE SHARES AT THE ADDRESS SHOWN IN THE REGISTRATION SECTION OF YOUR ACCOUNT STATEMENT (PROVIDED NO ADDRESS CHANGES HAVE BEEN MADE WITHIN THE PAST 30 DAYS) AND

   o  THE PROCEEDS WILL BE $250,000 OR LESS

If you have any questions about this form, call AISI at 1-800-959-4246. This form must be Received by AISI no later than the close of the New York Stock Exchange (normally 4:00 P.M. ET) on the last day of the current tender period (the Repurchase Request Deadline). Repurchase Requests received by AISI cannot be revoked after the Repurchase Request Deadline. Any request received outside of an active tender period or requests for future tender periods will be returned.

--------------------------------------------------------------------------------
IMPORTANT FUND INFORMATION

PLEASE MAIL COMPLETED FORM TO:  AIM Investment Services, Inc.              OVERNIGHT MAIL:  AIM Investment Services, Inc.
                                P.O. Box 4739                                               11 Greenway Plaza, Suite 800
                                Houston, TX 77210-4739                                      Houston, TX 77046

                               aiminvestments.com

FLR-FRM-1 REV 10/04

AIMinvestments.com                      FLR-FRM-1 REV 10/04

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                 --Registered Trademark--          --Registered Trademark--